Annual Fund Operating Expenses	Aug. 26, 2025
PFG American Funds Conservative Income Strategy Fund | PFG American Funds Conservative Income Strategy Fund Class I Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.25%	[1]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.70%
Acquired Fund Fees and Expenses	0.27%	[2]
Expenses (as a percentage of Assets)	2.22%
PFG American Funds Growth Strategy Fund | PFG American Funds Growth Strategy Fund Class I Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.25%	[3]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.70%
Acquired Fund Fees and Expenses	0.38%	[4]
Expenses (as a percentage of Assets)	2.33%
PFG Fidelity Institutional AM® Equity Index Strategy Fund | PFG Fidelity Institutional AM® Equity Index Strategy Fund Class I Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.25%	[5]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.70%
Acquired Fund Fees and Expenses	0.03%	[6]
Expenses (as a percentage of Assets)	1.98%
PFG Fidelity Institutional AM® Equity Sector Strategy Fund | PFG Fidelity Institutional AM® Equity Sector Strategy Fund Class I Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.25%	[7]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.70%
Acquired Fund Fees and Expenses	0.31%	[8]
Expenses (as a percentage of Assets)	2.26%
PFG Fidelity Institutional AM(R) Core Plus Bond Strategy Fund | PFG Fidelity Institutional AM(R) Core Plus Bond Strategy Fund Class I Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.25%	[9]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.70%
Acquired Fund Fees and Expenses	0.36%	[10]
Expenses (as a percentage of Assets)	2.31%
PFG JPMorgan® Tactical Aggressive Strategy Fund | PFG JPMorgan® Tactical Aggressive Strategy Fund Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.25%	[11]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.70%
Acquired Fund Fees and Expenses	0.32%	[12]
Expenses (as a percentage of Assets)	2.27%
PFG JPMorgan® Tactical Moderate Strategy Fund | PFG JPMorgan® Tactical Moderate Strategy Fund Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.25%	[13]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.70%
Acquired Fund Fees and Expenses	0.28%	[14]
Expenses (as a percentage of Assets)	2.23%
PFG BNY Mellon® Diversifier Strategy Fund | PFG BNY Mellon® Diversifier Strategy Fund Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.25%	[15]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.70%
Acquired Fund Fees and Expenses	0.61%	[16]
Expenses (as a percentage of Assets)	2.56%
PFG MFS® Aggressive Growth Strategy Fund | PFG MFS® Aggressive Growth Strategy Fund Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.25%	[17]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.70%
Acquired Fund Fees and Expenses	0.54%	[18]
Expenses (as a percentage of Assets)	2.49%
PFG BR Target Allocation Equity Strategy Fund | PFG BR Target Allocation Equity Strategy Fund Class I Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.25%	[19]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.70%
Acquired Fund Fees and Expenses	0.17%	[20]
Expenses (as a percentage of Assets)	2.12%
PFG Janus Henderson(R) Balanced Strategy | PFG Janus Henderson(R) Balanced Strategy Class I Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.25%	[21]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.70%
Acquired Fund Fees and Expenses	0.53%	[22]
Expenses (as a percentage of Assets)	2.48%
PFG Invesco(R) Equity Factor Rotation Strategy Fund | PFG Invesco(R) Equity Factor Rotation Strategy Fund Class I Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.25%	[23]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.70%
Acquired Fund Fees and Expenses	0.25%	[24]
Expenses (as a percentage of Assets)	2.20%
PFG Meeder Tactical Strategy Fund | PFG Meeder Tactical Strategy Fund Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.25%	[25]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.70%
Acquired Fund Fees and Expenses	1.10%	[26]
Expenses (as a percentage of Assets)	3.05%
PFG Janus Henderson® Tactical Income Strategy Fund | PFG Janus Henderson® Tactical Income Strategy Fund Class I Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.25%	[27]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.70%
Acquired Fund Fees and Expenses	0.91%	[28]
Expenses (as a percentage of Assets)	2.86%
PFG PIMCO Active Core Bond Strategy Fund | PFG PIMCO Active Core Bond Strategy Fund Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.25%	[29]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.70%
Acquired Fund Fees and Expenses	0.91%	[30]
Expenses (as a percentage of Assets)	2.86%
PFG Global Equity Index Strategy Fund | PFG Global Equity Index Strategy Fund Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.25%	[31]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.70%
Acquired Fund Fees and Expenses	0.04%	[32]
Expenses (as a percentage of Assets)	1.99%
PFG US Equity Index Strategy Fund | PFG US Equity Index Strategy Fund Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.25%	[33]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.70%
Acquired Fund Fees and Expenses	0.05%	[34]
Expenses (as a percentage of Assets)	2.00%

[1]	Reflects the maximum management fee. Because the Fund is subject to a blended management fee schedule, the amount of the management fee paid by the Fund may be less than the maximum management fee.
[2]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies, including exchange-traded funds. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
[3]	Reflects the maximum management fee. Because the Fund is subject to a blended management fee schedule, the amount of the management fee paid by the Fund may be less than the maximum management fee.
[4]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies, including exchange-traded funds. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
[5]	Reflects the maximum management fee. Because the Fund is subject to a blended management fee schedule, the amount of the management fee paid by the Fund may be less than the maximum management fee.
[6]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies, including exchange-traded funds. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
[7]	Reflects the maximum management fee. Because the Fund is subject to a blended management fee schedule, the amount of the management fee paid by the Fund may be less than the maximum management fee.
[8]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies, including exchange-traded funds. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund
[9]	Reflects the maximum management fee. Because the Fund is subject to a blended management fee schedule, the amount of the management fee paid by the Fund may be less than the maximum management fee.
[10]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies, including exchange-traded funds. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
[11]	Reflects the maximum management fee. Because the Fund is subject to a blended management fee schedule, the amount of the management fee paid by the Fund may be less than the maximum management fee.
[12]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies, including exchange-traded funds. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
[13]	Reflects the maximum management fee. Because the Fund is subject to a blended management fee schedule, the amount of the management fee paid by the Fund may be less than the maximum management fee.
[14]	Acquired Fund Fees and Expenses, which are estimated for the current fiscal year, are the indirect costs of investing in other investment companies, including exchange-traded funds.
[15]	Reflects the maximum management fee. Because the Fund is subject to a blended management fee schedule, the amount of the management fee paid by the Fund may be less than the maximum management fee.
[16]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies, including exchange-traded funds. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
[17]	Reflects the maximum management fee. Because the Fund is subject to a blended management fee schedule, the amount of the management fee paid by the Fund may be less than the maximum management fee.
[18]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies, including exchange-traded funds. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
[19]	Reflects the maximum management fee. Because the Fund is subject to a blended management fee schedule, the amount of the management fee paid by the Fund may be less than the maximum management fee.
[20]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies, including exchange-traded funds. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
[21]	Reflects the maximum management fee. Because the Fund is subject to a blended management fee schedule, the amount of the management fee paid by the Fund may be less than the maximum management fee.
[22]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies, including exchange-traded funds. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
[23]	Reflects the maximum management fee. Because the Fund is subject to a blended management fee schedule, the amount of the management fee paid by the Fund may be less than the maximum management fee.
[24]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies, including exchange-traded funds. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
[25]	Reflects the maximum management fee. Because the Fund is subject to a blended management fee schedule, the amount of the management fee paid by the Fund may be less than the maximum management fee.
[26]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies, including exchange-traded funds. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund
[27]	Reflects the maximum management fee. Because the Fund is subject to a blended management fee schedule, the amount of the management fee paid by the Fund may be less than the maximum management fee.
[28]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies, including exchange-traded funds. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
[29]	Reflects the maximum management fee. Because the Fund is subject to a blended management fee schedule, the amount of the management fee paid by the Fund may be less than the maximum management fee.
[30]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies, including exchange-traded funds. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
[31]	Reflects the maximum management fee. Because the Fund is subject to a blended management fee schedule, the amount of the management fee paid by the Fund may be less than the maximum management fee.
[32]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies, including exchange-traded funds. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
[33]	Reflects the maximum management fee. Because the Fund is subject to a blended management fee schedule, the amount of the management fee paid by the Fund may be less than the maximum management fee.
[34]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies, including exchange-traded funds. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund